Document and Entity Information	Feb. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2023
Entity File Number	001-00812
Entity Registrant Name	RAYTHEON TECHNOLOGIES CORP
Entity Central Index Key	0000101829
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0570975
Entity Address, Address Line One	1000 Wilson Blvd.
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
City Area Code	781
Local Phone Number	522-3000
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	RTX
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false